Segment Information - Summary of Financial Information Relating to Reportable Segments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Merger related transaction costs	$ 17,960
Restructuring charges	10,543	10,938	2,460
Corporate [Member]
Segment Reporting Information [Line Items]
Merger related transaction costs	17,960
Restructuring charges	$ 5,500